Shared Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Share Based Compensation [Abstract]
Assumptions Used to Estimate Fair Value of Awards Using Black-Scholes Option Pricing Model

The fair value for these awards was estimated using the Black-Scholes option pricing model on the date of grant with the following assumptions:

	September 14, 2009	June 26, 2010	December 2, 2010
Expected life (years)	3.5	3.25	3.25
Expected volatility	41.2%	53%	44.9%
Risk-free interest rate	1.69%	1.49%	0.96%
Dividend yield	-	-	-

The fair value for these awards was estimated using the Black-Scholes option pricing model on the date of grant with the following assumptions:

	September 14, 2009	June 26, 2010	December 2, 2010
Expected life (years)	3.5	3.25	3.25
Expected volatility	41.2%	53%	44.9%
Risk-free interest rate	1.69%	1.49%	0.96%
Dividend yield	-	-	-

Summary of Stock Options Activities and Incentive Plans

A summary of the Company's stock options activities under the 2009 Omnibus Securities and Incentive Plan are as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term(Years)	Intrinsic Value
Outstanding - December 31, 2012	84,708	$106.64	1.46	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
	-	-	-	-
Outstanding- June 30, 2013	84,708	$106.64	0.96	$-

Exercisable - June 30, 2013	51,825	$108.08	0.93	$-

A summary of the Company's stock options activities under the 2009 Omnibus Securities and Incentive Plan are as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term(Years)	Intrinsic Value
Outstanding - December 31, 2011	677,666	$13.33	2.52	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-

Outstanding- December 31, 2012	677,666	$13.33	1.46	$-

Exercisable - December 31, 2012	414,600	$13.51	1.43	$-

**Reference for amount restated to reflect the 1-for-8 Reverse Stock Split effected on February 4, 2013. See note 17 Subsequent Events.

The following summary of the Company's stock options activities under the 2009 Omnibus Securities and Incentive Plan are restated to reflect the 1-for-8 Reverse Stock Split effected on February 4, 2013. See also note 17 Subsequent Events.

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term(Years)	Intrinsic Value
Outstanding - December 31, 2011	84,708	$106.64	2.52	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-

Outstanding- December 31, 2012	84,708	$106.64	1.46	$-

Exercisable - December 31, 2012	51,825	$108.08	1.43	$-